Financial Instruments - Fair Value of Financial Assets and Liabilities Measured at Other than Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 3,593	$ 3,808
Long-term financial assets
Disclosure of fair value measurement of liabilities [line items]
Financial assets	140
Other financial assets and liabilities (FVTPL) | Long-term financial assets
Disclosure of fair value measurement of liabilities [line items]
Financial assets	140
Other financial assets and liabilities (FVTPL) | Loan receivable
Disclosure of fair value measurement of liabilities [line items]
Financial assets	31	25
Exchangeable securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	750	750
Long-term debt
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,447	3,657
Level III
Disclosure of fair value measurement of liabilities [line items]
Financial assets	140	0
Recurring fair value measurement | Other financial assets and liabilities (FVTPL) | Long-term financial assets
Disclosure of fair value measurement of liabilities [line items]
Financial assets	140
Recurring fair value measurement | Other financial assets and liabilities (FVTPL) | Loan receivable
Disclosure of fair value measurement of liabilities [line items]
Financial assets	31	25
Recurring fair value measurement | Exchangeable securities | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	752	739
Recurring fair value measurement | Long-term debt | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,255	3,447
Recurring fair value measurement | Level I | Other financial assets and liabilities (FVTPL) | Long-term financial assets
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0
Recurring fair value measurement | Level I | Other financial assets and liabilities (FVTPL) | Loan receivable
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0	0
Recurring fair value measurement | Level I | Exchangeable securities | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level I | Long-term debt | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level II | Other financial assets and liabilities (FVTPL) | Long-term financial assets
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0
Recurring fair value measurement | Level II | Other financial assets and liabilities (FVTPL) | Loan receivable
Disclosure of fair value measurement of liabilities [line items]
Financial assets	31	25
Recurring fair value measurement | Level II | Exchangeable securities | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	752	739
Recurring fair value measurement | Level II | Long-term debt | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,255	3,447
Recurring fair value measurement | Level III | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial assets	65	110
Recurring fair value measurement | Level III | Other financial assets and liabilities (FVTPL) | Long-term financial assets
Disclosure of fair value measurement of liabilities [line items]
Financial assets	140
Recurring fair value measurement | Level III | Other financial assets and liabilities (FVTPL) | Loan receivable
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0	0
Recurring fair value measurement | Level III | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	512	263
Recurring fair value measurement | Level III | Exchangeable securities | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level III | Long-term debt | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 0	$ 0